Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 5.77% (A), 04/14/2029 (B)	$ 54,097	$ 53,958
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 5.84% (A), 07/15/2030 (B)	99,271	98,202
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 5.78% (A), 05/15/2036 (B)	200,000	196,230
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.01% (A), 01/15/2037 (B)	200,000	196,418
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	400,000	399,817
BDS LLC
Series 2022-FL11, Class ATS,
1-Month Term SOFR + 1.80%, 6.56% (A), 03/19/2039 (B)	200,000	197,258
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 6.00% (A), 06/15/2031 (B)	300,000	294,000
Ford Credit Auto Owner Trust
Series 2023-1, Class A2B,
5.32% (A), 03/15/2026	300,000	300,367
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.85%, 6.41% (A), 02/23/2039 (B)	300,000	291,880
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 5.91% (A), 06/25/2035	141,939	132,508
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	300,000	299,673
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 5.85% (A), 06/15/2039 (B)	200,000	196,803
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.11% (A), 01/17/2037 (B)	300,000	293,220
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3,
4.28%, 02/01/2036	200,000	190,412

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Man GLG Euro CLO VI DAC
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 3.10% (A), 10/15/2032 (B)	EUR 299,748	$ 316,272
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 5.67% (A), 10/25/2034	$ 103,729	95,896
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month LIBOR + 0.93%, 5.78% (A), 07/25/2035	80,432	76,728
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 5.55% (A), 12/26/2031 (B)	6,910	6,869
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 5.80% (A), 11/25/2065 (B)	82,077	80,252
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 5.82% (A), 06/25/2035	15,489	15,435
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 5.85% (A), 10/23/2030 (B)	250,000	247,189
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 6.13% (A), 02/17/2032 (B)	109,355	109,127
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 6.02% (A), 07/20/2032 (B)	100,000	97,452
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 5.80% (A), 07/25/2030 (B)	234,867	231,278
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 5.79% (A), 10/20/2030 (B)	400,000	393,332
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 5.91% (A), 11/15/2038 (B)	300,000	292,179
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.21% (A), 02/15/2039 (B)	300,000	291,431
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 5.96% (A), 07/30/2032 (B)	200,000	194,719

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 5.98% (A), 08/28/2029 (B)	$ 373,437	$ 369,880
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 5.91% (A), 06/20/2029 (B)	117,790	116,718
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 5.85% (A), 09/15/2030 (B)	231,587	228,355
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.90%, 6.46% (A), 02/18/2039 (B)	250,000	245,763

Total Asset-Backed Securities (Cost $6,693,007)		6,549,621

CORPORATE DEBT SECURITIES - 10.6%
Aerospace & Defense - 0.1%
Boeing Co.
3.60%, 05/01/2034	100,000	85,835
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	95,222

		181,057

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	200,000	187,895

Banks - 2.5%
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (C)	200,000	195,250
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	296,209
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	400,000	392,183
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	200,000	211,818
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	500,000	422,250
4.40%, 06/10/2025	750,000	730,663
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	215,926
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$ 300,000	293,847
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	200,000	212,695
Israel Discount Bank Ltd.
5.38%, 01/26/2028 (C)	200,000	196,184
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032 (B)	200,000	192,531
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	189,651
4.55%, 08/16/2028	600,000	569,419
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	175,847

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	$ 200,000	$ 180,506
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	287,877
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	374,242
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	161,473
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	174,278
Standard Chartered PLC
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	200,000	214,273
Stichting AK Rabobank Certificaten
6.50% (E), 12/29/2049 (C) (D) (F)	EUR 210,100	219,309
SVB Financial Group
4.35%, 04/29/2028	$ 200,000	121,500
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	316,611
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	187,901

		6,532,443

Beverages - 0.0% (G)
Bacardi Ltd.
4.70%, 05/15/2028 (B)	100,000	99,006

Biotechnology - 0.1%
Amgen, Inc.
4.20%, 02/22/2052	200,000	169,097
4.40%, 05/01/2045	200,000	176,267

		345,364

Building Products - 0.1%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	259,981

Capital Markets - 0.8%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	193,000
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (D)	100,000	87,000
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	265,378
4.28%, 01/09/2028 (B)	300,000	270,090
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	EUR 100,000	85,086
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 6.55% (A), 10/28/2027 (H)	$ 300,000	303,184
Moody’s Corp.
3.10%, 11/29/2061	200,000	131,888
Nomura Holdings, Inc.
2.33%, 01/22/2027	400,000	353,154
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	382,853

		2,071,633

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Sasol Financing USA LLC
5.88%, 03/27/2024	$ 300,000	$ 296,400

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	162,194

Consumer Finance - 0.0% (G)
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	100,000	88,530

Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	194,942

Diversified REITs - 0.1%
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	200,000	186,907

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/2049	100,000	85,399
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	144,546

		229,945

Electric Utilities - 1.7%
AEP Texas, Inc.
5.25%, 05/15/2052	100,000	97,258
Alabama Power Co.
4.15%, 08/15/2044	200,000	171,378
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	62,195
Constellation Energy Generation LLC
5.80%, 03/01/2033	200,000	206,158
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	152,324
Duke Energy Progress LLC
5.25%, 03/15/2033	100,000	103,722
ENEL Finance International NV
4.63%, 06/15/2027 (B)	200,000	195,643
Entergy Mississippi LLC
2.85%, 06/01/2028 (H)	700,000	638,105
Georgia Power Co.
4.30%, 03/15/2042	100,000	88,103
4.70%, 05/15/2032	200,000	197,949
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B) (F)	200,000	157,027

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	$ 100,000	$ 100,200
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	82,410
Northern States Power Co.
4.50%, 06/01/2052	100,000	91,804
Pacific Gas & Electric Co.
3.45%, 07/01/2025	250,000	238,240
3.50%, 06/15/2025	110,000	104,787
3.75%, 07/01/2028 - 08/15/2042	450,000	372,631
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	372,306
Southern California Edison Co.
3.90%, 03/15/2043	100,000	81,506
4.00%, 04/01/2047	300,000	245,259
4.65%, 10/01/2043	300,000	271,808
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	419,714

		4,450,527

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/2024	150,000	143,248
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	200,000	197,340
Brookfield Finance, Inc.
3.90%, 01/25/2028 (H)	700,000	650,163
DAE Funding LLC
2.63%, 03/20/2025 (B)	200,000	187,824
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	189,921
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	100,000	93,400

		1,461,896

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	200,000	193,977
Southern California Gas Co.
4.13%, 06/01/2048	300,000	249,300

		443,277

Ground Transportation - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	79,000	66,829
2.88%, 02/15/2025 (B)	100,000	93,689
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	28,000	27,739

		188,257

Health Care Providers & Services - 0.5%
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	196,841
Centene Corp.
2.50%, 03/01/2031	100,000	80,980
CHRISTUS Health
4.34%, 07/01/2028	200,000	194,112
CVS Health Corp.
5.13%, 02/21/2030	100,000	101,329
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B) (F)	200,000	150,234
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	91,490
HCA, Inc.
4.13%, 06/15/2029	100,000	93,607

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
5.75%, 03/01/2028	$ 200,000	$ 207,524
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	200,000	188,620
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	161,470

		1,466,207

Health Care REITs - 0.0% (G)
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	100,000	73,133

Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	60,000	58,199
Marriott International, Inc.
2.85%, 04/15/2031	100,000	85,124
Sands China Ltd.
4.30%, 01/08/2026	300,000	281,246

		424,569

Industrial REITs - 0.0% (G)
Rexford Industrial Realty LP
5.00%, 06/15/2028	100,000	98,563

Insurance - 0.2%
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	100,000	100,478
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	83,959
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	200,000	189,635
Willis North America, Inc.
4.65%, 06/15/2027	200,000	196,639

		570,711

IT Services - 0.2%
CGI, Inc.
2.30%, 09/14/2031	200,000	157,846
Global Payments, Inc.
4.95%, 08/15/2027	300,000	295,205

		453,051

Life Sciences Tools & Services - 0.0% (G)
Illumina, Inc.
2.55%, 03/23/2031	100,000	82,593

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	283,829
4.80%, 03/01/2050	200,000	151,958
Comcast Corp.
2.94%, 11/01/2056	941,000	623,133

		1,058,920

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	100,000	112,013
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	81,490

		193,503

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	192,895

Oil, Gas & Consumable Fuels - 0.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	200,000	173,819
Enbridge, Inc.
5.70%, 03/08/2033	100,000	103,914
Energy Transfer LP
4.75%, 01/15/2026	400,000	394,732
7.50%, 07/01/2038	50,000	56,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.20%, 02/15/2052	$ 230,000	$ 162,944
Kinder Morgan, Inc.
7.75%, 01/15/2032	100,000	115,936
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	196,499
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	175,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	100,000	87,154
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	108,464
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	9,732

		1,584,780

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	144,430	127,587
3.25%, 04/15/2030	72,141	62,339
3.50%, 08/15/2033	75,356	62,515
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	139,999	128,454
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	61,152	56,852
United Airlines Pass-Through Trust
2.88%, 04/07/2030	220,707	196,335
3.10%, 01/07/2030 - 04/07/2030	291,686	254,494

		888,576

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	548,923

Residential REITs - 0.2%
Essex Portfolio LP
4.00%, 03/01/2029	300,000	282,687
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	253,453

		536,140

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	100,000	75,818
Micron Technology, Inc.
6.75%, 11/01/2029	100,000	106,241

		182,059

Software - 0.4%
Open Text Corp.
6.90%, 12/01/2027 (B) (F)	200,000	206,320
Oracle Corp.
2.95%, 05/15/2025	760,000	731,304
4.90%, 02/06/2033	100,000	97,857

		1,035,481

Specialized REITs - 0.4%
American Tower Corp.
2.10%, 06/15/2030	100,000	81,416
4.00%, 06/01/2025	760,000	741,524
VICI Properties LP
4.38%, 05/15/2025	200,000	193,611

		1,016,551

Tobacco - 0.0% (G)
Philip Morris International, Inc.
5.38%, 02/15/2033	100,000	102,114

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	153,000	153,102

Total Corporate Debt Securities (Cost $30,938,222)		28,042,125

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026	600,000	573,465

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	$ 200,000	$ 169,551

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	200,000	198,732

Japan - 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	800,000	786,592

Romania - 0.0% (G)
Romania Government International Bonds
2.75%, 04/14/2041 (B)	EUR 200,000	127,069

Serbia - 0.1%
Serbia International Bonds
6.25%, 05/26/2028 (B) (F)	$ 200,000	201,940

Total Foreign Government Obligations (Cost $2,235,429)		2,057,349

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61%, 10/15/2038 (I) (J)	251,113	218,454

Total Loan Assignment (Cost $247,960)		218,454

MORTGAGE-BACKED SECURITIES - 2.0%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	42,742	38,398
Ashford Hospitality Trust
Series 2018-ASHF, Class A,
1-Month LIBOR + 0.90%, 5.58% (A), 04/15/2035 (B)	151,578	147,293
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 5.73% (A), 04/15/2036 (B)	300,000	294,705
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.96% (A), 09/25/2035	79,267	48,144
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.17% (A), 02/15/2039 (B)	200,000	193,100
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 5.41% (A), 05/25/2037	101,751	96,220
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	273,540
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.99% (A), 11/25/2034	23,997	22,599

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	$ 600,000	$ 567,038
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 5.83% (A), 10/15/2043 (B)	100,000	92,222
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 5.77% (A), 07/15/2038 (B)	292,858	283,859
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.30% (A), 07/19/2035	19,683	14,111
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	375,372
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	215,379	201,928
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	57,564	55,315
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 5.53% (A), 04/25/2028	52,479	48,584
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	83,118	78,549
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	476,040
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 5.37% (A), 05/25/2035	6,643	6,279
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	346,007
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	244,085	227,219
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	100,029	93,381
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 5.78% (A), 11/15/2038 (B)	300,000	274,743
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 5.04% (A), 10/20/2051 (B)	GBP 265,032	327,099

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 4.19% (A), 08/25/2046	$ 196,756	$ 153,696
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	430,370

Total Mortgage-Backed Securities (Cost $5,655,617)		5,165,811

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	124,474
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	187,046

		311,520

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	200,000	171,812

Pennsylvania - 0.0% (G)
Commonwealth Financing Authority, Revenue Bonds,
Series A,
2.99%, 06/01/2042	200,000	152,907

Total Municipal Government Obligations (Cost $728,707)		636,239

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	147,301	146,696
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	600,000	568,912
Federal Home Loan Mortgage Corp. REMICS
3.50%, 01/15/2048	720,836	652,098
1-Month LIBOR + 0.35%, 3.76% (A), 01/15/2038	166,417	162,945
1-Month LIBOR + 0.40%, 5.08% (A), 02/15/2041 - 09/15/2045	366,808	359,587
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	166,417	6,965
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 1.21% (A), 09/15/2043	207,743	20,907
Federal National Mortgage Association
3.50%, 06/01/2045	51,916	48,994
4.00%, 09/01/2050	1,494,182	1,438,246
4.50%, 03/01/2039 - 02/01/2041	82,091	82,476
Federal National Mortgage Association REMICS
1-Month LIBOR + 0.55%, 5.40% (A), 02/25/2041	25,447	25,394

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	$ 83,476	$ 4,254
Government National Mortgage Association
4.00%, TBA (K)	700,000	673,039
4.50%, 11/20/2052	199,165	196,012
Government National Mortgage Association REMICS
1-Month LIBOR + 0.80%, 5.37% (A), 05/20/2066 - 06/20/2066	760,029	755,331
Tagua Leasing LLC
1.58%, 11/16/2024	15,881	15,415
Tennessee Valley Authority
3.88%, 03/15/2028	400,000	399,739
Uniform Mortgage-Backed Security
3.00%, TBA (K)	6,000,000	5,382,127
3.50%, TBA (K)	400,000	371,250
4.00%, TBA (K)	5,000,000	4,778,125
4.50%, TBA (K)	2,000,000	1,957,969
5.00%, TBA (K)	700,000	697,703
5.50%, TBA (K)	900,000	908,114
6.00%, TBA (K)	2,300,000	2,344,324
6.50%, TBA (K)	1,900,000	1,959,375

Total U.S. Government Agency Obligations (Cost $24,280,881)		23,955,997

U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury - 9.7%
U.S. Treasury Bonds
1.13%, 05/15/2040	680,000	451,563
1.38%, 11/15/2040 - 08/15/2050 (L)	7,420,000	5,081,136
1.75%, 08/15/2041	1,700,000	1,228,715
1.88%, 02/15/2041 - 11/15/2051	3,180,000	2,368,687
1.88%, 02/15/2051 (L)	70,000	47,600
2.00%, 11/15/2041	3,200,000	2,410,625
2.25%, 08/15/2049 (L)	70,000	52,423
2.25%, 02/15/2052	200,000	148,453
2.38%, 02/15/2042	900,000	722,461
2.88%, 11/15/2046 (F) (L)	1,200,000	1,019,484
2.88%, 05/15/2049 - 05/15/2052	390,000	332,222
3.00%, 02/15/2048 - 02/15/2049 (L)	1,990,000	1,731,220
3.00%, 08/15/2052 (F)	1,000,000	874,531
3.13%, 11/15/2041 - 05/15/2048 (L)	2,310,000	2,081,092
3.25%, 05/15/2042	1,800,000	1,658,180
3.38%, 08/15/2042 (F)	1,400,000	1,312,719
4.00%, 11/15/2042 - 11/15/2052	2,020,000	2,080,200
4.38%, 05/15/2041 (L)	1,900,000	2,063,875

		25,665,186

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	215,794	196,992
0.63%, 07/15/2032	823,528	786,180

		983,172

Total U.S. Government Obligations (Cost $32,942,927)		26,648,358

COMMERCIAL PAPER - 0.9%
Consumer Finance - 0.2%
Mercedes-Benz Finance North America LLC
5.60% (M), 04/25/2023	400,000	398,601

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Consumer Staples Distribution & Retail - 0.1%
Walgreens Boots Alliance, Inc.
6.02% (M), 04/26/2023	$ 400,000	$ 398,438

Electric Utilities - 0.2%
Southern California Edison Co.
5.96% (M), 04/24/2023	600,000	597,857

Multi-Utilities - 0.2%
Dominion Energy, Inc.
5.91% (M), 04/24/2023	400,000	398,608

Tobacco - 0.2%
BAT International Finance PLC
6.14% (M), 05/19/2023	600,000	595,594

Total Commercial Paper (Cost $2,388,370)		2,389,098

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Federal Home Loan Bank
3-Month SOFR + 0.03%, 4.85% (M), 05/05/2023	1,700,000	1,699,970
3-Month SOFR + 0.03%, 4.85% (M), 05/09/2023 - 05/10/2023 (N)	3,600,000	3,599,926

Total Short-Term U.S. Government Agency Obligations (Cost $5,300,000)		5,299,896

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (M)	727,710	727,710

Total Other Investment Company (Cost $727,710)		727,710

	Principal	Value
REPURCHASE AGREEMENTS - 65.5%
BNP Paribas SA, 4.92% (M), dated 03/31/2023, to be repurchased at $55,022,550 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 01/31/2027, and with a value of $56,350,747.	$ 55,000,000	55,000,000
BofA Securities, Inc., 4.88% (M), dated 03/31/2023, to be repurchased at $55,522, 570 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.75%, due 02/15/2041, and with a value of $56,968,302.	55,500,000	55,500,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Fixed Income Clearing Corp., 2.10% (M), dated 03/31/2023, to be repurchased at $7,329,122 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $7,474,477.

	$ 7,327,840	$ 7,327,840
Toronto-Dominion Securities, Inc., 4.93% (M), dated 03/31/2023, to be repurchased at $55,022,596 on 04/03/2023. Collateralized by U.S. Government Obligations, 2.38%, due 11/15/2049 - 05/15/2051, and with a total value of $57,505,143.	55,000,000	55,000,000

Total Repurchase Agreements (Cost $172,827,840)		172,827,840

Total Investments Excluding Options Purchased (Cost $284,966,670)		274,518,498
Total Options Purchased - 0.7% (Cost $3,292,920)		1,762,551

Total Investments (Cost $288,259,590)		276,281,049
Net Other Assets (Liabilities) - (4.8)%		(12,597,373)

Net Assets - 100.0%		$ 263,683,676

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENT - (0.6)% (O)

Deutsche Bank Securities, Inc., 4.90% (M), dated 03/31/2023, to be repurchased at $(1,518,120) on 04/03/2023. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2041, and with a value of $(1,526,193).

	$ (1,517,500)	$ (1,517,707)

Total Reverse Repurchase Agreement	$ (1,517,500)	$ (1,517,707)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,275.00	12/15/2023	USD	124,512,093	303	$3,292,920	$1,762,551

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Notes	WFS	USD	119.00	04/21/2023	USD	689,520	6	$(5,485)	$(750)
Put - 10-Year U.S. Treasury Notes	WFS	USD	112.00	04/21/2023	USD	689,520	6	(3,213)	(656)
Put - Uniform Mortgage-Backed Security, TBA	BOA	USD	95.59	04/06/2023	USD	19,128,200	200,000	(1,594)	(634)

Total								$(10,292)	$(2,040)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.95%	05/04/2023	USD	100,000	$(521)	$(6)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.00	04/28/2023	USD	300,000	(1,425)	(1,767)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.45	05/04/2023	USD	100,000	(521)	(5)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.50	04/28/2023	USD	300,000	(1,425)	(865)

Total								$(3,892)	$(2,643)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(14,184)	$(4,683)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 39	1.00%	Quarterly	06/20/2028	USD	300,000	$(17,191)	$(20,955)	$3,764
North America Investment Grade Index - Series 40	1.00	Quarterly	06/20/2028	USD	4,300,000	49,912	33,871	16,041

Total						$32,721	$12,916	$19,805

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(8,714)	$—	$(8,714)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(30,112)	358	(30,470)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/ Quarterly	07/21/2031	USD	1,200,000	185,342	—	185,342
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/ Quarterly	06/23/2031	USD	700,000	99,163	—	99,163
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/ Quarterly	12/15/2051	USD	800,000	189,266	(24,763)	214,029
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	218,802	(36,327)	255,129
12-Month USD-SOFR	Receive	3.40	Annually	02/23/2033	USD	200,000	3,044	—	3,044
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,000,000	11,776	—	11,776

Total							$668,567	$(60,732)	$729,299

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	45	06/30/2023	$9,204,669	$9,290,391	$85,722	$—
10-Year U.S. Treasury Notes	142	06/21/2023	15,853,594	16,318,906	465,312	—
30-Year U.S. Treasury Bonds	14	06/21/2023	1,751,881	1,836,188	84,307	—
E-Mini Russell 2000® Index	147	06/16/2023	13,162,395	13,329,225	166,830	—
MSCI EAFE Index	376	06/16/2023	37,994,574	39,414,200	1,419,626	—
S&P 500® E-Mini Index	497	06/16/2023	98,145,470	102,823,087	4,677,617	—

Total					$6,899,414	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(26)	06/30/2023	$(2,788,668)	$(2,847,203)	$—	$(58,535)
10-Year U.S. Treasury Ultra Notes	(106)	06/21/2023	(12,386,115)	(12,840,906)	—	(454,791)

Total					$—	$(513,326)

Total Futures Contracts					$6,899,414	$(513,326)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2023	DKK	298,421	USD	43,350	$101	$—
BNP	04/04/2023	USD	12,501	CAD	17,000	—	(78)
BNP	05/02/2023	USD	43,350	DKK	297,867	—	(103)
BNP	06/21/2023	MXN	38,900	USD	2,039	86	—
BOA	04/03/2023	USD	45,480	DKK	318,938	—	(958)
BOA	04/04/2023	CAD	9,141	USD	6,753	11	—
BOA	05/02/2023	USD	6,753	CAD	9,137	—	(11)
BOA	05/10/2023	USD	523,555	PEN	2,007,990	—	(8,612)
CITI	04/03/2023	USD	49,496	DKK	348,230	—	(1,207)
CITI	04/03/2023	DKK	207,210	USD	30,199	—	(29)
CITI	04/04/2023	USD	165,611	BRL	859,000	—	(3,776)
CITI	04/04/2023	BRL	859,000	USD	169,081	306	—
CITI	04/10/2023	PEN	91,847	USD	24,202	189	—
CITI	04/27/2023	PEN	189,671	USD	49,022	1,290	—
CITI	05/02/2023	USD	53,595	DKK	366,822	82	—
CITI	05/16/2023	JPY	105,700,000	USD	801,907	—	(165)

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/21/2023	PEN	978,873	USD	253,757	$4,985	$—
GSB	04/03/2023	USD	48,799	PEN	184,584	—	(244)
GSB	04/03/2023	PEN	184,584	USD	49,116	—	(73)
GSB	04/04/2023	USD	174,092	BRL	884,458	—	(315)
GSB	04/04/2023	BRL	884,458	USD	163,050	11,357	—
GSB	05/08/2023	PEN	184,584	USD	48,681	245	—
HSBC	04/04/2023	USD	776,152	EUR	725,000	—	(10,282)
HSBC	04/04/2023	USD	542,207	GBP	449,000	—	(11,725)
JPM	04/03/2023	USD	49,116	PEN	184,584	72	—
JPM	04/03/2023	PEN	184,584	USD	48,802	242	—

Total						$18,966	$(37,578)

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,549,621	$—	$6,549,621
Corporate Debt Securities	—	28,042,125	—	28,042,125
Foreign Government Obligations	—	2,057,349	—	2,057,349
Loan Assignment	—	218,454	—	218,454
Mortgage-Backed Securities	—	5,165,811	—	5,165,811
Municipal Government Obligations	—	636,239	—	636,239
U.S. Government Agency Obligations	—	23,955,997	—	23,955,997
U.S. Government Obligations	—	26,648,358	—	26,648,358
Commercial Paper	—	2,389,098	—	2,389,098
Short-Term U.S. Government Agency Obligations	—	5,299,896	—	5,299,896
Other Investment Company	727,710	—	—	727,710
Repurchase Agreements	—	172,827,840	—	172,827,840
Over-the-Counter Options Purchased	1,762,551	—	—	1,762,551

Total Investments	$2,490,261	$273,790,788	$—	$276,281,049

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$49,912	$—	$49,912
Centrally Cleared Interest Rate Swap Agreements	—	707,393	—	707,393
Futures Contracts (T)	6,899,414	—	—	6,899,414
Forward Foreign Currency Contracts (T)	—	18,966	—	18,966

Total Other Financial Instruments	$6,899,414	$776,271	$—	$7,675,685

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(1,517,707)	$—	$(1,517,707)
Over-the-Counter Options Written	(1,406)	(634)	—	(2,040)
Over-the-Counter Interest Rate Swaptions Written	—	(2,643)	—	(2,643)
Centrally Cleared Credit Default Swap Agreements	—	(17,191)	—	(17,191)
Centrally Cleared Interest Rate Swap Agreements	—	(38,826)	—	(38,826)
Futures Contracts (T)	(513,326)	—	—	(513,326)
Forward Foreign Currency Contracts (T)	—	(37,578)	—	(37,578)

Total Other Financial Instruments	$(514,732)	$(1,614,579)	$—	$(2,129,311)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $18,813,778, representing 7.1% of the Portfolio’s net assets.

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the total value of Regulation S securities is $695,829, representing 0.3% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,566,037, collateralized by cash collateral of $727,710 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,911,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $1,414,595.
(I)	Fixed rate loan commitment at March 31, 2023.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the total value of securities is $420,382, representing 0.2% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2023 was $0 at a weighted average interest rate of 0.00%.
(M)	Rates disclosed reflect the yields at March 31, 2023.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $2,349,963.
(O)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2023 was $31,361 at a weighted average interest rate of 4.75%.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
WFS	Wells Fargo Securities LLC

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 13